Annual Fund Operating Expenses - SFT Managed Volatility Equity Fund - SFT Managed Volatility Equity Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.19%	[1]
Expenses (as a percentage of Assets)	1.07%

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table.